Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 3
Prospectus Date		rr_ProspectusDate	Apr. 30, 2015
Supplement [Text Block]		pip03_SupplementTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS 3

Prudential Strategic Value Fund (the Fund)

Supplement dated July 10, 2015 to the Currently Effective Prospectus

Effective as of June 19, 2015, the Fund's investment manager implemented a contractual management fee waiver. To reflect this change, the Fund's Prospectus is hereby revised as follows:

1. In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled "Annual Fund Operating Expenses" is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R	Class Z
Management fees	0.80%	0.80%	0.80%	0.80%	0.80%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	0.75%	None
+ Other expenses	0.17%	0.17%	0.17%	0.17%	0.17%
= Total annual Fund operating expenses	1.27%	1.97%	1.97%	1.72%	0.97%
– Distribution Fee waiver and/or expense reimbursement	(0.22)%	(0.17)%	(0.17)%	(0.42)%	(0.17)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	1.05%	1.80%	1.80%	1.30%	0.80%

(1) Effective June 19, 2015, Prudential Investments LLC (PI), as manager of the Fund, has contractually agreed to waive and/or reimburse up to .17% of its management fees on the Fund through June 30, 2016 to the extent that the Fund's net operating expenses (exclusive of taxes, interest, distribution (12b-1 fees) and certain extraordinary expenses) exceed 0.80% of the Fund's average daily assets on an annualized basis as a result of the merger of the Target Large Capitalization Value Portfolio into the Fund, which occurred on June 19, 2015. Separately, the distributor has contractually agreed until June 30, 2016 to reduce its distribution and service (12b-1) fees to .25% and .50% of the average daily net assets of Class A and Class R shares, respectively. These waivers may not be terminated prior to June 30, 2016 without prior approval of the Fund's Board of Trustees.

2. In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled "Example," the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$651	$910	$1,189	$1,981	$651	$910	$1,189	$1,981
Class B	$683	$902	$1,147	$2,016	$183	$602	$1,047	$2,016
Class C	$283	$602	$1,047	$2,282	$183	$602	$1,047	$2,282
Class R	$132	$501	$894	$1,995	$132	$501	$894	$1,995
Class Z	$82	$292	$520	$1,174	$82	$292	$520	$1,174

PRUDENTIAL STRATEGIC VALUE FUND
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		pip03_SupplementTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS 3

Prudential Strategic Value Fund (the Fund)

Supplement dated July 10, 2015 to the Currently Effective Prospectus

Effective as of June 19, 2015, the Fund's investment manager implemented a contractual management fee waiver. To reflect this change, the Fund's Prospectus is hereby revised as follows:

1. In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled "Annual Fund Operating Expenses" is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R	Class Z
Management fees	0.80%	0.80%	0.80%	0.80%	0.80%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	0.75%	None
+ Other expenses	0.17%	0.17%	0.17%	0.17%	0.17%
= Total annual Fund operating expenses	1.27%	1.97%	1.97%	1.72%	0.97%
– Distribution Fee waiver and/or expense reimbursement	(0.22)%	(0.17)%	(0.17)%	(0.42)%	(0.17)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	1.05%	1.80%	1.80%	1.30%	0.80%

(1) Effective June 19, 2015, Prudential Investments LLC (PI), as manager of the Fund, has contractually agreed to waive and/or reimburse up to .17% of its management fees on the Fund through June 30, 2016 to the extent that the Fund's net operating expenses (exclusive of taxes, interest, distribution (12b-1 fees) and certain extraordinary expenses) exceed 0.80% of the Fund's average daily assets on an annualized basis as a result of the merger of the Target Large Capitalization Value Portfolio into the Fund, which occurred on June 19, 2015. Separately, the distributor has contractually agreed until June 30, 2016 to reduce its distribution and service (12b-1) fees to .25% and .50% of the average daily net assets of Class A and Class R shares, respectively. These waivers may not be terminated prior to June 30, 2016 without prior approval of the Fund's Board of Trustees.

2. In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled "Example," the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$651	$910	$1,189	$1,981	$651	$910	$1,189	$1,981
Class B	$683	$902	$1,147	$2,016	$183	$602	$1,047	$2,016
Class C	$283	$602	$1,047	$2,282	$183	$602	$1,047	$2,282
Class R	$132	$501	$894	$1,995	$132	$501	$894	$1,995
Class Z	$82	$292	$520	$1,174	$82	$292	$520	$1,174

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
PRUDENTIAL STRATEGIC VALUE FUND | Class A
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses		rr_OtherExpensesOverAssets	0.17%
= Total annual Fund operating expenses		rr_ExpensesOverAssets	1.27%
– Distribution Fee waiver and/or expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1]	rr_NetExpensesOverAssets	1.05%
1 Year		rr_ExpenseExampleYear01	$ 651
3 Years		rr_ExpenseExampleYear03	910
5 Years		rr_ExpenseExampleYear05	1,189
10 Years		rr_ExpenseExampleYear10	1,981
1 Year		rr_ExpenseExampleNoRedemptionYear01	651
3 Years		rr_ExpenseExampleNoRedemptionYear03	910
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,189
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,981
PRUDENTIAL STRATEGIC VALUE FUND | Class B
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses		rr_OtherExpensesOverAssets	0.17%
= Total annual Fund operating expenses		rr_ExpensesOverAssets	1.97%
– Distribution Fee waiver and/or expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1]	rr_NetExpensesOverAssets	1.80%
1 Year		rr_ExpenseExampleYear01	$ 683
3 Years		rr_ExpenseExampleYear03	902
5 Years		rr_ExpenseExampleYear05	1,147
10 Years		rr_ExpenseExampleYear10	2,016
1 Year		rr_ExpenseExampleNoRedemptionYear01	183
3 Years		rr_ExpenseExampleNoRedemptionYear03	602
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,047
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,016
PRUDENTIAL STRATEGIC VALUE FUND | Class C
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses		rr_OtherExpensesOverAssets	0.17%
= Total annual Fund operating expenses		rr_ExpensesOverAssets	1.97%
– Distribution Fee waiver and/or expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1]	rr_NetExpensesOverAssets	1.80%
1 Year		rr_ExpenseExampleYear01	$ 283
3 Years		rr_ExpenseExampleYear03	602
5 Years		rr_ExpenseExampleYear05	1,047
10 Years		rr_ExpenseExampleYear10	2,282
1 Year		rr_ExpenseExampleNoRedemptionYear01	183
3 Years		rr_ExpenseExampleNoRedemptionYear03	602
5 Years		rr_ExpenseExampleNoRedemptionYear05	1,047
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,282
PRUDENTIAL STRATEGIC VALUE FUND | Class R
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
+ Other expenses		rr_OtherExpensesOverAssets	0.17%
= Total annual Fund operating expenses		rr_ExpensesOverAssets	1.72%
– Distribution Fee waiver and/or expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(0.42%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1]	rr_NetExpensesOverAssets	1.30%
1 Year		rr_ExpenseExampleYear01	$ 132
3 Years		rr_ExpenseExampleYear03	501
5 Years		rr_ExpenseExampleYear05	894
10 Years		rr_ExpenseExampleYear10	1,995
1 Year		rr_ExpenseExampleNoRedemptionYear01	132
3 Years		rr_ExpenseExampleNoRedemptionYear03	501
5 Years		rr_ExpenseExampleNoRedemptionYear05	894
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,995
PRUDENTIAL STRATEGIC VALUE FUND | Class Z
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses		rr_OtherExpensesOverAssets	0.17%
= Total annual Fund operating expenses		rr_ExpensesOverAssets	0.97%
– Distribution Fee waiver and/or expense reimbursement		rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[1]	rr_NetExpensesOverAssets	0.80%
1 Year		rr_ExpenseExampleYear01	$ 82
3 Years		rr_ExpenseExampleYear03	292
5 Years		rr_ExpenseExampleYear05	520
10 Years		rr_ExpenseExampleYear10	1,174
1 Year		rr_ExpenseExampleNoRedemptionYear01	82
3 Years		rr_ExpenseExampleNoRedemptionYear03	292
5 Years		rr_ExpenseExampleNoRedemptionYear05	520
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,174

[1]	Effective June 19, 2015, Prudential Investments LLC (PI), as manager of the Fund, has contractually agreed to waive and/or reimburse up to .17% of its management fees on the Fund through June 30, 2016 to the extent that the Fund's net operating expenses (exclusive of taxes, interest, distribution (12b-1 fees) and certain extraordinary expenses) exceed 0.80% of the Fund's average daily assets on an annualized basis as a result of the merger of the Target Large Capitalization Value Portfolio into the Fund, which occurred on June 19, 2015. Separately, the distributor has contractually agreed until June 30, 2016 to reduce its distribution and service (12b-1) fees to .25% and .50% of the average daily net assets of Class A and Class R shares, respectively. These waivers may not be terminated prior to June 30, 2016 without prior approval of the Fund's Board of Trustees.